Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt
Schedule of debt

	As of
	December 31,
(in thousands of euros)	2018	2019	2020
Bank borrowings	220	74	9,992
Other loans and similar borrowings(1)	5	3	62
Lease liabilities	—	37	2
Total debt	225	114	10,055
(1)	Consists of accrued interests

Schedule of maturity of long-term debt and of short-term borrowings

December 31, 2018	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	146	74	—	—
Other loans and similar borrowings	5	—	—	—
Total long‑term debt	151	74	—	—

December 31, 2019	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	74	—	—	—
Other loans and similar borrowings	3	—	—	—
Lease liabilities	35	2	—	—
Total long‑term debt	112	2	—	—

December 31, 2020	Less than	Between	Between	More than
(in thousands of euros)	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	13	9,979	—	—
Other loans and similar borrowings	3	59	—	—
Lease liabilities	2	—	—	—
Total long‑term debt	18	10,037	—	—

Schedule of changes in borrowings

(in thousands of euros)
January 1, 2018	482
Repayment of bank borrowings	(259)
Accrued interests	2
December 31, 2018	225
First application of IFRS 16 Leases(1)	167
January 1, 2019	392
Repayment of bank borrowings	(146)
Repayment of lease liabilities	(130)
Accrued interests	(2)
December 31, 2019	114
Subscription of bank borrowings	9,979
Repayment of bank borrowings	(61)
Repayment of lease liabilities	(26)
Early termination of lease contracts(2)	(9)
Capitalized interests	59
Accrued interests	(0)
December 31, 2020	10,055
(1)	see Note 2.1, “Impact of the first‑time application of IFRS 16”.
(2)	Cancellation of the lease liabilities related to the early termination of the fibroscan lease contract in the first half 2020.